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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                   June 30, 2011

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Arthur J. Gallagher & Co.
Address:  Two Pierce Place
          Itasca, Illinois 60143

Form 13F File Number:     28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:      April J. Hanes-Dowd
   Title:     Assistant Secretary
   Phone:     (630) 773-3800

Signature, Place, and Date of Signing:

 /s/ April J. Hanes-Dowd       Itasca, Illinois          August 12, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          __2_________________

Form 13F Information Table Entry Total:     __4_________________

Form 13F Information Table Value Total:     $_460,046___________
                                                (thousands)



   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number         Name

1      28-__________________        Gallagher Fiduciary Advisors, LLC

2      28-__________________        Gallagher Benefit Services, Inc.

                                      -2-

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
         COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ---------------- ---------- -------- --------------------
                                                                                                VOTING AUTHORITY
---------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------- ------- ----
                                                          SHRS
                                                           OR
                             TITLE OF            VALUE     PRN   SH/ PUT/ INVESTMENT  OTHER
      NAME OF ISSUER          CLASS     CUSIP   (x$1000)   AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------- ------- ----
Franklin Resources Inc.        COM    354613101   113069  861213 SH        DEFINED     1, 2           861213
---------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------- ------- ----
Kaiser Aluminum Corporation    COM    483007704   147278 3306938 SH        DEFINED     1, 2   3306938
---------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------- ------- ----
PPG Industries Inc.            COM    693506107   171788 1804305 SH        DEFINED     1, 2           1804305
---------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------- ------- ----
Solutia Inc.                   COM    834376501    27911 1221493 SH        DEFINED     1, 2   1221493
---------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------- ------- ----